Consolidated Statements of Operations and Comprehensive (Loss) Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenues
Gross premiums written	$ 6,299,929	$ 5,587,894	$ 5,356,942
Net premiums written	5,803,364	5,119,926	4,953,470
(Increase) decrease in unearned premiums	(289,554)	(94,945)	16,126
Net premiums earned	5,513,810	5,024,981	4,969,596
Net investment income	415,921	402,071	410,864
Net realized and unrealized investment (losses) gains	(389,632)	232,491	26,266
Other income	50,127	15,242	15,232
Total revenues	5,590,226	5,674,785	5,421,958
Expenses
Losses and loss expenses	4,193,255	3,840,982	3,248,091
Acquisition costs	1,237,464	1,119,773	1,186,602
Other expenses	305,568	348,398	471,905
Interest expense	43,152	42,500	48,603
Loss on redemption of debt	0	1,566	22,203
Amortization of intangible assets	35,473	24,646	25,919
Net foreign exchange (gains) losses	(119,151)	108,244	(77,515)
Total expenses	5,695,761	5,486,109	4,925,808
(Loss) income before taxes and interest in earnings (losses) of equity method investments	(105,535)	188,676	496,150
Income tax (benefit) expense	(8,934)	10,358	25,923
Interest in earnings (losses) of equity method investments	10,607	85,703	(22,919)
Net (loss) income	(85,994)	264,021	447,308
Preferred dividends	46,416	46,416	55,043
Loss on redemption of preferred shares	0	0	4,908
Net (loss) income attributable to common shareholder	(132,410)	217,605	387,357
Comprehensive (loss) income
Net (loss) income	(85,994)	264,021	447,308
Change in currency translation adjustment	(74,797)	(15,135)	12,202
Change in unfunded pension obligation, net of tax	24,859	(274)	(1,909)
Change in fair value of designated cash flow hedges	1,877	0	0
Change in unrealized gains or losses on investments, net of tax	(292)	(303)	(1,579)
Other comprehensive (loss) income	(48,353)	(15,712)	8,714
Comprehensive (loss) income	$ (134,347)	$ 248,309	$ 456,022